OTHER CURRENT LIABILITIES (Tables)	9 Months Ended
Mar. 27, 2021
Other Liabilities Disclosure [Abstract]
Schedule of other current liabilities

	March 27,	June 27,
	2021	2020

Accrued Interest Payable	$790,906	$9,051,650
Contingent Consideration	87,893	8,951,801
Derivatives	5,707,715	546,076
Other Current Liabilities	14,135,611	1,728,854

Total Other Current Liabilities	$20,722,125	$20,278,381

Schedule of warrants issued related to the financing transactions

	Number of Warrants

September Bought Deal Equity Financing	7,840,909
December Bought Deal Equity Financing	13,640,000
March 2021 Private Placement	50,000,000	(1) (2)

	71,480,909

(1)	During the three months ended March 27, 2021, the Company issued 50,000,000 warrants for Subordinate Voting Shares with an exercise price of C$0.50 per warrant and an expiration date of March 27, 2024. The exercise price of the warrants was denominated in a price other than the Company’s functional currency. In accordance with ASC 815, a share warrant denominated in a price other than the functional currency of the Company fails to meet the definition of equity. Accordingly, such a contract or instrument would be accounted for as derivative liabilities and measured at fair value with changes in fair value recognized in the unaudited interim Condensed Consolidated Statements of Operations at each period-end.

(2)	See “Note 14 - Shareholders’ Equity – Private Placement” for further information.

Schedule of fair value of derivative liabilities

March 27,
2021

Balance at Beginning of Period	$546,076

Initial Recognition of Derivative Liabilities	7,228,134
Change in Fair Value of Derivative Liabilities	(2,066,495)

Balance at End of Period	$5,707,715

Schedule of assumptions to measure fair value

Expected Stock Price Volatility	90.01%
Risk-Free Annual Interest Rate	0.06%
Expected Life	1.00
Share Price	0.33
Exercise Price	0.40